IN MOTION TECHNOLOGY Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Cash consideration		$ 0	$ 9,471	$ 0
Goodwill, Acquired During Period		$ 2,702	$ 60,478
In Motion Technology [Member]
Business Acquisition [Line Items]
Cash consideration	$ 26,108
Business Acquisition, Effective Date of Acquisition	Mar. 03, 2014
Goodwill, Acquired During Period	$ 8,697